TAXES PAYABLE AND INCOME TAX AND SOCIAL CONTRIBUTIONS - LIABILITY - SUDENE, PAES, REFIS and Deferred PASEP and COFINS on Active Foreign Exchange Variance (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Taxes payable and income tax and social contributions
Loans and financing	R$ 54,372,798	R$ 45,121,791
FURNAS
Taxes payable and income tax and social contributions
Financing term	180 months
Loans and financing	R$ 168,828	180,203
Deferred tax liabilities	R$ 5,230,099	R$ 5,463,470
CC 008/2005 | Tax holiday period, 2011 to 2020 | Transmission
Taxes payable and income tax and social contributions
Reduction in income tax rate (as percent)	6.25%
CC 007/2005 | Tax holiday period, 2011 to 2020 | Transmission
Taxes payable and income tax and social contributions
Reduction in income tax rate (as percent)	6.25%
PAES
Taxes payable and income tax and social contributions
Financing term	180 months